Income Taxes (Details) - Schedule of Reconciliations of Statutory Income Tax Rate and the Company’s Effective Income Tax Rate - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliations of Statutory Income Tax Rate and the Company’s Effective Income Tax Rate [Abstract]
Net loss before income tax expense	$ (4,743,932)	$ (5,036,765)
PRC statutory tax rate	25.00%	25.00%
Income tax at statutory tax rate	$ (1,185,983)	$ (1,259,191)
Effect of income tax rate differences in jurisdictions other than the PRC	219,352	243,619
Expenses not deductible for tax purpose and non-taxable income	466,277	85,664
Additional deduction of R&D expenses	(23,719)
Effect of preferential tax rates	1,322
Effect of utilization of tax loss carried forward	305
Effect on valuation allowance	442,958	888,632
Income tax benefit, net	$ (79,488)	$ (41,276)